Income Taxes - Deferred tax assets and liabilities (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss	$ 52,373	$ 49,499
Stock based compensation	25	25
Charitable contributions	214	196
Accrued expenses	453	288
Other	489	1,316
Total deferred tax assets	53,554	51,324
Deferred tax liabilities:
Fixed assets	(20)	(64)
Intangibles from acquisition	(731)
Other current assets		(22)
Total deferred tax liabilities	(751)	(86)
Valuation allowance	$ 52,803	$ 51,238